CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended		206 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
EXPENSES
Exploration (Note 6)	$ 8,234,354	$ 17,679,174	$ 92,989,677
General and administration	5,236,226	5,766,102	53,347,249
Depreciation	150,654	196,221	1,427,067
Foreign exchange loss (gain)	(187,773)	491,504	81,725
Impairment of mineral property interests (Note 6)	486,746	531,005	1,017,751
Gain on sale of mineral property interests (Note 6)	(104,914)	(1,574,523)	(1,679,437)
Loss from operations	(13,815,293)	(23,089,483)	(147,184,032)
Gain on sale of investments (Note 4)	0	3,326,275	3,326,275
Interest income	190,449	342,343	5,503,268
Interest expense (Note 4)	(229,359)	(151,952)	(454,318)
Loss from equity investee (Note 4)	(1,012,156)	(2,397,085)	(4,930,785)
Fair value adjustment of asset backed commercial paper	0	0	(2,332,531)
Loss from operations before income taxes	(14,866,359)	(21,969,902)	(146,072,123)
Current income tax expense	0	(152,190)	(152,190)
Deferred income tax recovery (expense) (Note 10)	(329,770)	4,981,884	5,197,526
Net loss	(15,196,129)	(17,140,208)	(141,026,787)
Comprehensive income (loss):
Net loss	(15,196,129)	(17,140,208)	(141,026,787)
Unrealized gain (loss) on available for sale securities (Note 12)	0	(2,747,997)	0
Foreign currency translation adjustment (Note 12)	1,351,668	(1,101,366)	3,253,019
Comprehensive loss	$ (13,844,461)	$ (20,989,571)	$ (137,773,768)
Basic and diluted net loss per share	$ (0.12)	$ (0.15)
Weighted average number of common shares outstanding	128,650,791	115,978,815